Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)
Project revenues, net	$ 3,854,000	$ 3,620,000	$ 12,437,000	$ 20,759,000	$ 24,613,000	$ 40,791,000
Cost of revenues	1,941,000	2,256,000	6,360,000	11,106,000	11,636,000	23,229,000
Gross profit	1,913,000	1,364,000	6,077,000	9,653,000	12,977,000	17,562,000
Operating expenses:
Selling, general and administrative expenses	6,813,000	6,089,000	14,864,000	19,483,000	24,034,000	27,949,000
Professional fees	136,000	98,000	1,274,000	527,000	1,028,000	1,872,000
Depreciation expense	34,000	90,000	95,000	281,000	344,000	480,000
Amortization expense of intangibles	540,000	1,003,000	1,619,000	3,010,000	4,002,000	4,013,000
Goodwill impairment expense	0	1,387,000	0	1,387,000	1,985,000	3,082,000
Intangibles impairment expense					1,867,000	0
Acquisition costs					0	154,000
Gain from release of contingent earn out					0	(7,571,000)
Total operating expenses	7,523,000	8,667,000	17,852,000	24,688,000	33,260,000	29,979,000
Loss from operations	(5,610,000)	(7,303,000)	(11,775,000)	(15,035,000)	(20,283,000)	(12,417,000)
Other income (expense):
Contribution revenue from stimulus funding	831,000	0	2,535,000	0
Amortization expense of note payable discount	0	(786,000)	(409,000)	(786,000)	(1,092,000)	0
Interest expense	11,000	(49,000)	(35,000)	(247,000)	(239,000)	(186,000)
Foreign exchange gain	(11,000)	(18,000)	48,000	9,000	(11,000)	(4,000)
Gain on early termination of operating lease	0	170,000	0	170,000	164,000	0
Other income	122,000	136,000	378,000	567,000	691,000	761,000
Other expenses	1,000	(3,000)	154,000	127,000	(18,000)	(659,000)
Total other income (expense)	954,000	(514,000)	2,575,000	(160,000)	(483,000)	(88,000)
Net loss from continuing operations before income tax	(4,656,000)	(7,817,000)	(9,200,000)	(15,195,000)	(20,766,000)	(12,505,000)
Provision for income tax	(23,000)	0	(23,000)	0	0	(64,000)
Net loss from continuing operations after income tax					(20,766,000)	(12,569,000)
Net income from discontinued operations					6,319,000	6,528,000
Net loss	(4,679,000)	(7,817,000)	(9,223,000)	(15,195,000)	(14,447,000)	(6,041,000)
Deemed dividend on preferred stock					0	(820,000)
Net loss attributable to common stockholders					(14,447,000)	(6,861,000)
Foreign currency translation adjustment	(130,000)	60,000	(629,000)	10,000	203,000	(46,000)
Comprehensive loss	$ (4,809,000)	$ (7,757,000)	$ (9,852,000)	$ (15,185,000)	$ (14,244,000)	$ (6,907,000)
Basic earnings and diluted (loss) per share
Continuing operations	$ (0.31)	$ (0.51)	$ (0.58)	$ (0.99)	$ (1.35)	$ (0.83)
Discontinued operations - basic					0.41	0.43
Net loss attributable to common stockholders	$ (0.31)	$ (0.51)	$ (0.58)	$ (0.99)	(0.94)	(0.45)
Diluted earnings per share
Weighted average basic and diluted shares	15,110,400	15,454,623	15,874,783	15,413,370
Discontinued operations					$ 0.16	$ 0.16
Weighted average basic shares					15,423,655	15,211,290
Weighted average diluted shares					38,736,615	42,018,163